UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-06096

                                 The Torray Fund
               (Exact name of registrant as specified in charter)

                        7501 Wisconsin Avenue, Suite 1100
                             Bethesda, MD 20814-6523
               (Address of principal executive offices) (Zip code)

                                 William M Lane
                                   Torray LLC
                        7501 Wisconsin Avenue, Suite 1100
                             Bethesda, MD 20814-6523
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 301-493-4600

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


THE TORRAY FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS

AS OF SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                        SHARES                                                                          MARKET VALUE
                        ------                                                                          ------------

COMMON STOCK  94.18%

         22.95% INFORMATION TECHNOLOGY
                       321,200                Automatic Data Processing, Inc.                               $12,623,160
                       737,900                EMC Corp.*                                                     12,573,816
                       102,200                International Business Machines Corp.                          12,224,142
                       501,800                Cisco Systems, Inc.*                                           11,812,372
                       583,900                Western Union Co. (The)                                        11,047,388
                       796,875                Applied Materials, Inc.                                        10,678,125
                       539,600                Intel Corp.                                                    10,559,972
                                                                                                  ----------------------
                                                                                                             81,518,975

         19.33% INDUSTRIALS
                       196,000                3M Co.                                                         14,464,800
                       449,946                Cintas Corp.                                                   13,637,863
                       308,800                Illinois Tool Works, Inc.                                      13,188,848
                       603,797                General Electric Co.                                            9,914,347
                       155,700                Eaton Corp.                                                     8,811,063
                       385,737                Owens Corning, Inc.*                                            8,659,796
                                                                                                  ----------------------
                                                                                                             68,676,717

         14.79% HEALTH CARE
                       191,724                Johnson & Johnson                                              11,674,074
                       227,200                WellPoint, Inc.*                                               10,760,192
                       427,000                UnitedHealth Group, Inc.                                       10,692,080
                       203,800                Abbott Laboratories                                            10,081,986
                       133,700                Becton Dickinson & Co.                                          9,325,575
                                                                                                  ----------------------
                                                                                                             52,533,907

         12.37% FINANCIALS
                       430,300                Loews Corp.                                                    14,737,775
                       511,218                Marsh & McLennan Cos., Inc.                                    12,642,421
                       269,300                American Express Co.                                            9,129,270
                     2,183,591                LaBranche & Co., Inc.*                                          7,424,209
                                                                                                  ----------------------
                                                                                                             43,933,675

         10.16% CONSUMER DISCRETIONARY
                       464,100                Walt Disney Co. (The)                                          12,744,186
                       706,900                Gannett Co., Inc.                                               8,843,319
                       332,100                McGraw-Hill Cos., Inc. (The)                                    8,348,994
                       169,820                O'Reilly Automotive, Inc.*                                      6,137,295
                                                                                                  ----------------------
                                                                                                             36,073,794

          6.46% CONSUMER STAPLES
                       204,300                Procter & Gamble Co. (The)                                     11,833,056
                       423,300                Kraft Foods, Inc., Class A                                     11,120,091
                                                                                                  ----------------------
                                                                                                             22,953,147

          4.86% MATERIALS
                       344,700                Dow Chemical Co. (The)                                         $8,986,329
                       258,100                E.I. du Pont de Nemours & Co.                                   8,295,334
                                                                                                  ----------------------
                                                                                                             17,281,663

          3.26% TELECOMMUNICATIONS
                       429,300                AT&T, Inc.                                                     11,595,393
                                                                                                  ----------------------
TOTAL COMMON STOCK  94.18%                                                                                  334,567,271
     (cost $362,900,874)

                PRINCIPAL AMOUNT
                ----------------

SHORT-TERM INVESTMENTS  5.94%
                   $21,087,735                PNC Bank Money Market Account, 0.05%(1)                        21,087,735
     (cost $21,087,735)
                                                                                                  ----------------------

TOTAL INVESTMENTS  100.12%                                                                                  355,655,006
     (cost $383,988,609)
LIABILITES LESS OTHER ASSETS  (0.12%)                                                                          (417,598)
                                                                                                  ----------------------
NET ASSETS  100.00%                                                                                        $355,237,408
                                                                                                  ======================


TOP 10 HOLDINGS
---------------
       1   Loews Corp.                       6   Marsh & McLennan Cos., Inc.
       2   3M Co.                            7   Automatic Data Processing, Inc.
       3   Cintas Corp.                      8   EMC Corp.
       4   Illinois Tool Works, Inc.         9   International Business Machines Corp.
       5   Walt Disney Co. (The)            10   Procter & Gamble Co. (The)

* Non-income  producing securities

(1) Represents current yield at September 30, 2009.


SEE NOTES TO THE SCHEDULES OF INVESTMENTS.

THE TORRAY INSTITUTIONAL FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS

AS OF SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


                        SHARES                                                                          MARKET VALUE
                        ------                                                                          ------------

COMMON STOCK  86.42%

         21.08% INFORMATION TECHNOLOGY
                       37,942               EMC Corp.*                                                               $646,532
                       16,016               Automatic Data Processing, Inc.                                           629,429
                        5,100               International Business Machines Corp.                                     610,011
                       25,200               Cisco Systems, Inc.*                                                      593,208
                       29,400               Western Union Co. (The)                                                   556,248
                       27,956               Intel Corp.                                                               547,099
                       37,193               Applied Materials, Inc.                                                   498,386
                                                                                                  ----------------------------
                                                                                                                    4,080,913

         17.65% INDUSTRIALS
                        9,900               3M Co.                                                                    730,620
                       22,692               Cintas Corp.                                                              687,795
                       15,400               Illinois Tool Works, Inc.                                                 657,734
                       30,319               General Electric Co.                                                      497,838
                        7,800               Eaton Corp.                                                               441,402
                       17,918               Owens Corning, Inc.*                                                      402,259
                                                                                                  ----------------------------
                                                                                                                    3,417,648

         13.58% HEALTH CARE
                        9,564               Johnson & Johnson                                                         582,352
                       11,500               WellPoint, Inc.*                                                          544,640
                       21,100               UnitedHealth Group, Inc.                                                  528,344
                       10,100               Abbott Laboratories                                                       499,647
                        6,800               Becton Dickinson & Co.                                                    474,300
                                                                                                  ----------------------------
                                                                                                                    2,629,283

         11.37% FINANCIALS
                       21,600               Loews Corp.                                                               739,800
                       25,617               Marsh & McLennan Cos., Inc.                                               633,508
                       13,423               American Express Co.                                                      455,040
                      109,875               LaBranche & Co., Inc.*                                                    373,575
                                                                                                  ----------------------------
                                                                                                                    2,201,923

          9.35% CONSUMER DISCRETIONARY
                       23,410               Walt Disney Co. (The)                                                     642,838
                       35,100               Gannett Co., Inc.                                                         439,101
                       16,700               McGraw-Hill Cos., Inc. (The)                                              419,838
                        8,525               O'Reilly Automotive, Inc.*                                                308,094
                                                                                                  ----------------------------
                                                                                                                    1,809,871

          5.93% CONSUMER STAPLES
                       10,200               Procter & Gamble Co. (The)                                                590,784
                       21,200               Kraft Foods, Inc., Class A                                                556,924
                                                                                                  ----------------------------
                                                                                                                    1,147,708

          4.46% MATERIALS
                       17,100               Dow Chemical Co. (The)                                                   $445,797
                       13,000               E.I. du Pont de Nemours & Co.                                             417,820
                                                                                                  ----------------------------
                                                                                                                      863,617

          3.00% TELECOMMUNICATIONS
                       21,500               AT&T, Inc.                                                                580,715
                                                                                                  ----------------------------

TOTAL COMMON STOCK  86.42%                                                                                         16,731,678
     (cost $18,781,454)

                PRINCIPAL AMOUNT
                ----------------

SHORT-TERM INVESTMENTS  13.52%
                   $2,616,489               PNC Bank Money Market Account, 0.05%(1)                                 2,616,489
     (cost $2,616,489)
                                                                                                  ----------------------------

TOTAL INVESTMENTS  99.94%                                                                                          19,348,167
     (cost $21,397,943)
OTHER ASSETS LESS LIABILITIES  0.06%                                                                                   10,814
                                                                                                  ----------------------------
NET ASSETS  100.00%                                                                                               $19,358,981
                                                                                                  ============================


TOP 10 HOLDINGS
---------------
       1   Loews Corp.                           6     Walt Disney Co. (The)
       2   3M Co.                                7     Marsh & McLennan Cos., Inc.
       3   Cintas Corp.                          8     Automatic Data Processing, Inc.
       4   Illinois Tool Works, Inc.             9     International Business Machines Corp.
       5   EMC Corp.                             10    Cisco Systems, Inc.

* Non-income  producing securities

(1) Represents current yield at September 30, 2009.

SEE NOTES TO THE SCHEDULES OF INVESTMENTS.

THE TORRAY FUND
--------------------------------------------------------------------------------
NOTES TO SCHEDULES OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITIES VALUATION Portfolio securities for which market quotations are readily available are valued at market value, which is determined by using the last reported sale price, or, if no sales are reported, the last reported bid price. For NASDAQ traded securities, market value is determined on the basis of the NASDAQ official closing price instead of the last reported sales price. Other assets and securities for which no quotations are readily available or for which Torray LLC (the "Advisor") believes do not reflect market value are valued at fair value as determined in good faith by the Advisor under the supervision of the Board of Trustees (the "Board" or "Trustees") in accordance with the Fund's Valuation Procedures. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

FAIR VALUE MEASUREMENTS Various inputs are used in determining the fair value of investments which are as follows:

     o    Level 1 - quoted prices in active markets for identical securities

     o Level 2 - significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

         The summary of inputs used to value the Fund's net assets as of September 30, 2009 is as follows:

                                                                                   TORRAY
                                                                                INSTITUTIONAL
     VALUATION INPUTS                                    TORRAY FUND                FUND
                                                     ---------------------    ------------------
     Level 1 - Quoted Prices *                           $355,655,006            $19,348,167
     Level 2 - Other Significant Observable Inputs            -                       -
     Level 3 - Significant Unobservable Inputs                -                       -
                                                     ---------------------    ------------------
     TOTAL MARKET VALUE OF INVESTMENTS                   $355,655,006            $19,348,167
                                                     =====================    ==================

     * Security types and industry classifications as defined in the Schedule of Investments


TAX DISCLOSURE No provision for federal income taxes is required since the Funds intend to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of September 30, 2009.


The following information is based upon the book basis of investment securities as of September 30, 2009:

                                                                            TORRAY
                                                                         INSTITUTIONAL
                                                  TORRAY FUND                FUND
                                              -------------------      ------------------
Gross unrealized appreciation                   $ 39,123,987             $   989,206
Gross unrealized depreciation
                                                 (67,457,590)             (3,038,982)
                                              -------------------      ------------------
Net unrealized depreciation                     $(28,333,603)            $(2,049,776)
                                              ===================      ==================

Aggregate book cost                             $383,988,609             $21,397,943
                                              ===================      ==================

At December 31, 2008, the Torray Fund and the Torray Institutional Fund had net capital loss carryforwards for federal income tax purposes of $687,498 and $342,098, respectively, which are available to reduce future required distributions of net capital gains to shareholders through 2016. Under the current tax law, capital losses realized after October 31 and prior to the Fund's fiscal year end may be deferred and treated as occurring on the first day of the following fiscal year for tax purposes. Post October losses at the fiscal year ended December 31, 2008 for Torray Fund and Torray Institutional Fund were $50,870,854 and $2,666,279, respectively.


For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Torray Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Robert E. Torray
                         -------------------------------------------------------
                           Robert E. Torray, President
                           (principal executive officer)

Date   11/24/09
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Robert E. Torray
                         -------------------------------------------------------
                           Robert E. Torray, President
                           (principal executive officer)

Date   11/24/09
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ William M Lane
                         -------------------------------------------------------
                           William M Lane, Treasurer
                           (principal financial officer)

Date   11/24/09
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.